Leases	12 Months Ended
Sep. 30, 2025
Presentation of leases for lessee [abstract]
Leases
10.
LEASES

The Company, as a lessee, has lease contracts for various items of property and vehicles used in its operations. Certain leases include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Company’s business needs.

Right-of-use assets

	Buildings	Vehicles	Other	Total
Cost
September 30, 2023	177,139	5,432	—	182,571
Additions	81,869	3,363	11,312	96,544
Derecognition on termination	(6,721)	(791)	—	(7,512)
Impact of foreign currency translation	(6,243)	5	(502)	(6,740)
September 30, 2024	246,044	8,009	10,810	264,863
Additions	64,289	2,650	2,559	69,498
Derecognition on termination	(23,199)	(1,075)	—	(24,274)
Impact of foreign currency translation	(8,591)	2	(576)	(9,165)
September 30, 2025	278,543	9,586	12,793	300,922

Accumulated depreciation
September 30, 2023	(57,736)	(1,851)	—	(59,587)
Depreciation	(37,926)	(1,668)	(2,685)	(42,279)
Derecognition on termination	5,551	602	—	6,153
Impact of foreign currency translation	2,031	(4)	157	2,184
September 30, 2024	(88,080)	(2,921)	(2,528)	(93,529)
Depreciation	(40,433)	(2,114)	(3,241)	(45,788)
Derecognition on termination	13,671	1,018	—	14,689
Impact of foreign currency translation	3,178	—	290	3,468
September 30, 2025	(111,664)	(4,017)	(5,479)	(121,160)

Net book value
September 30, 2024	157,964	5,088	8,282	171,334
September 30, 2025	166,879	5,569	7,314	179,762

Lease liabilities

	Buildings	Vehicles	Other	Total

September 30, 2023	126,446	3,613	—	130,059
Additions, net*	79,705	3,166	12,840	95,711
Lease payments	(41,323)	(1,783)	(4,090)	(47,196)
Interest	8,066	181	1,155	9,402
Impact of foreign currency translation	(3,909)	6	—	(3,903)
September 30, 2024	168,985	5,183	9,905	184,073
Additions, net*	52,755	2,583	2,572	57,910
Lease payments	(45,148)	(2,275)	(4,291)	(51,714)
Interest	8,163	218	615	8,996
Impact of foreign currency translation	(6,020)	2	(328)	(6,346)
September 30, 2025	178,735	5,711	8,473	192,919

*Additions, net consists of additions to lease liabilities, lease modifications, and derecognition on termination.

Ancillary expense related to variable lease payments not included within the measurement of lease liabilities on a monthly basis are immaterial, accounting for approximately 10% or less of total lease payments for buildings. Refer to Note 6 – Financial risk management objectives and policies for disclosure of lease liability maturities.

Variable lease payments, short term leases, and low value leases were not significant for the years ended September 30, 2025, 2024 and 2023.

For further detail with respect to the Company’s leases, refer to Note 3 – Accounting Policies and Note 29 – Related party disclosures.